Eaton Vance
New York Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 88.9%
Security	Principal Amount (000's omitted)	Value
Education — 5.5%
Buffalo and Erie County Industrial Land Development Corp., NY, (Global Concepts Charter School), 5.00%, 10/1/37	$405	$ 416,761
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/29	100	96,932
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/32	300	316,455
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/36	200	196,108
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):
5.00%, 10/1/24	885	886,319
5.00%, 10/1/25	930	940,425
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
4.00%, 10/15/29	330	328,271
4.00%, 10/15/30	410	410,348
5.00%, 10/15/39	80	81,670
		$ 3,673,289
Electric Utilities — 1.7%
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41	$1,000	$ 1,150,610
		$ 1,150,610
Escrowed/Prerefunded — 2.5%
Chautauqua County Capital Resource Corp., NY, (Jamestown Center City Development Corp.), Prerefunded to 11/1/24, 1.75%, 11/1/31	$1,650	$ 1,640,133
		$ 1,640,133
General Obligations — 7.3%
Nassau County, NY, 4.00%, 4/1/50	$500	$ 495,470
New York, NY:
4.00%, 9/1/46	1,000	986,090
4.00%, 4/1/50	1,000	978,490
5.00%, 3/15/39	1,500	1,722,120
Puerto Rico, 0.00%, 7/1/33	297	198,333
Valley Stream, NY:
2.00%, 5/15/25	235	228,864
2.125%, 5/15/26	240	227,729
		$ 4,837,096
Security	Principal Amount (000's omitted)	Value
Hospital — 5.0%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/28	$1,390	$ 1,324,907
4.00%, 11/1/29	1,110	1,050,093
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/37	400	388,508
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	515	540,446
		$ 3,303,954
Housing — 4.5%
New York City Housing Development Corp., NY:
4.45%, 8/1/43	$1,000	$ 1,006,820
Sustainability Bonds, 0.90% to 1/1/26 (Put Date), 11/1/60	855	806,000
Sustainability Bonds, 2.85%, 11/1/39	990	820,215
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/25	170	170,945
5.00%, 6/1/26	170	172,173
		$ 2,976,153
Industrial Development Revenue — 6.1%
Essex County Industrial Development Agency, NY, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	$625	$ 620,669
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.):
(AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	250	231,323
(AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	974,270
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	1,000	1,002,810
(AMT), 6.00%, 4/1/35	550	622,044
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	610	609,634
		$ 4,060,750
Insured - Education — 0.9%
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), (AGM), 5.00%, 10/1/37	$500	$ 564,230
		$ 564,230

Eaton Vance
New York Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 3.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$ 2,029,684
		$ 2,029,684
Insured - General Obligations — 2.0%
Clinton County, NY, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$ 973,670
Nassau County, NY, (AGM), 4.00%, 4/1/47	375	367,676
		$ 1,341,346
Insured - Hospital — 2.1%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.00%, 11/1/47	$1,350	$ 1,428,165
		$ 1,428,165
Insured - Solid Waste — 1.4%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/26	$150	$ 153,627
(AGM), (AMT), 5.00%, 5/1/28	740	769,911
		$ 923,538
Insured - Transportation — 0.7%
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	$500	$ 488,545
		$ 488,545
Lease Revenue/Certificates of Participation — 4.6%
Battery Park City Authority, NY:
(SPA: TD Bank, N.A.), 3.89%, 11/1/38(2)	$1,000	$ 1,000,000
Sustainability Bonds, 5.00%, 11/1/53	1,000	1,091,260
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/45	1,000	970,030
		$ 3,061,290
Other Revenue — 2.2%
Hudson Yards Infrastructure Corp., NY:
5.00%, 2/15/42	$475	$ 489,754
Green Bonds, 4.00%, 2/15/41	1,000	1,004,240
		$ 1,493,994
Senior Living/Life Care — 3.8%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$300	$ 272,262
5.25%, 11/1/25	750	763,080
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Broome County Local Development Corp., NY, (Good Shepherd Village at Endwell, Inc.), 3.50%, 7/1/25	$455	$ 447,356
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	1,000	1,039,340
		$ 2,522,038
Special Tax Revenue — 18.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 201,104
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/38	1,000	1,019,150
4.00%, 8/1/48	1,000	969,780
5.00%, 5/1/39	1,000	1,137,240
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/45	1,000	1,034,910
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/48	1,000	976,890
Green Bonds, 4.00%, 3/15/50	980	952,805
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	1,330	1,339,642
5.00%, 3/15/49	1,000	1,091,750
Triborough Bridge and Tunnel Authority, NY:
Series 2021A, 5.00%, 5/15/51	1,000	1,065,010
Series 2021C, 5.00%, 5/15/51	1,000	1,069,100
Green Bonds, 5.25%, 5/15/47	1,000	1,105,250
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/54	335	321,704
		$12,284,335
Transportation — 11.4%
Metropolitan Transportation Authority, NY:
Green Bonds, 4.00%, 11/15/45	$415	$ 405,218
Green Bonds, 4.75%, 11/15/45	95	97,554
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bonds, (AMT), 5.25%, 6/30/38	400	436,968
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,000	999,950
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/42	200	195,568
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/35	740	760,328
(AMT), 5.00%, 8/1/37	1,000	1,082,060

Eaton Vance
New York Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	$1,000	$ 798,810
4.00%, 11/15/38	1,750	1,782,497
5.00%, 11/15/51	1,000	1,064,260
		$ 7,623,213
Water and Sewer — 5.8%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$1,500	$ 1,451,115
5.25%, 6/15/47	1,000	1,114,970
Suffolk County Water Authority, NY, 3.25%, 6/1/42	1,500	1,329,645
		$ 3,895,730
Total Tax-Exempt Municipal Obligations (identified cost $58,476,721)		$59,298,093

Taxable Municipal Obligations — 10.2%
Security	Principal Amount (000's omitted)	Value
Education — 0.7%
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	$505	$ 486,239
		$ 486,239
General Obligations — 1.5%
New York, NY, 1.50%, 8/1/28	$1,000	$ 878,460
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	131	80,597
		$ 959,057
Housing — 3.7%
New York Housing Finance Agency:
(Liq: Barclays Bank PLC), 5.36%, 11/1/45(2)	$1,400	$ 1,400,000
Social Bonds, (SPA: TD Bank, N.A.), 5.35%, 11/1/55(2)	1,080	1,080,000
		$ 2,480,000
Lease Revenue/Certificates of Participation — 1.5%
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	$1,000	$ 999,110
		$ 999,110
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 2.8%
Metropolitan Transportation Authority, NY, Payroll Mobility Tax Revenue, 5.37%, 12/19/24	$1,000	$ 998,650
New York Dormitory Authority, Personal Income Tax Revenue, Escrowed to Maturity, 1.538%, 3/15/27	415	380,327
Oneida Indian Nation of New York, 7.25%, 9/1/34(1)	500	495,705
		$ 1,874,682
Total Taxable Municipal Obligations (identified cost $6,897,554)		$ 6,799,088
Total Investments — 99.1% (identified cost $65,374,275)		$66,097,181
Other Assets, Less Liabilities — 0.9%		$ 593,992
Net Assets — 100.0%		$66,691,173
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $2,512,036 or 3.8% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2024.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2024, 10.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 6.4% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

Eaton Vance
New York Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$59,298,093	$ —	$59,298,093
Taxable Municipal Obligations	—	6,799,088	—	6,799,088
Total Investments	$ —	$66,097,181	$ —	$66,097,181
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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